UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22380

Investment Company Act File Number

Eaton Vance Tax-Advantaged Bond and Option Strategies Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

September 30, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Tax-Advantaged Bond and Option Strategies Fund

September 30, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 89.9%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 2.5%
Vermont Municipal Bond Bank, 4.00%, 12/1/17(1)	$2,515	$2,699,475
Vermont Municipal Bond Bank, 5.00%, 12/1/19	705	814,444

		$3,513,919

Education — 3.3%
Massachusetts Development Finance Agency, (Harvard University), 5.00%, 10/15/20	$2,000	$2,361,500
University of Virginia, 5.00%, 8/1/21	2,000	2,401,300

		$4,762,800

Electric Utilities — 4.3%
California Department of Water Resources, Power Supply Revenue, 5.00%, 5/1/22	$5,000	$6,063,350

		$6,063,350

Escrowed/Prerefunded — 4.0%
Maryland, Prerefunded to 8/1/19, 5.00%, 8/1/20	$5,000	$5,734,800

		$5,734,800

General Obligations — 47.8%
Arkansas, 5.00%, 6/15/21	$5,000	$5,953,650
Beaufort County, SC, School District, 5.00%, 3/1/19(1)	5,370	6,098,870
Birdville, TX, Independent School District, (PSF Guaranteed), 0.00%, 2/15/19	635	610,883
California, 5.00%, 8/1/21	2,500	2,986,550
Florida Board of Education, Full Faith and Credit, Capital Outlay, 5.00%, 6/1/17	2,010	2,160,810
Florida Board of Education, Full Faith and Credit, Capital Outlay, 5.00%, 6/1/22	3,050	3,544,832
Georgia, 5.00%, 7/1/17	600	647,058
Georgia, 5.00%, 7/1/19	3,070	3,526,049
Hopkinton, MA, 4.00%, 7/15/16	240	246,698
Liberty Hill, TX, Independent School District, (PSF Guaranteed), 0.00%, 8/1/21	315	284,615
Maryland, 5.00%, 3/1/22	2,000	2,414,020
Massachusetts, 5.50%, 10/1/15	400	400,060
New Hampshire, 5.00%, 12/1/23	3,050	3,764,401
Northwest Independent School District, TX, (PSF Guaranteed), 0.00%, 2/15/18	1,445	1,414,352
Northwest Independent School District, TX, (PSF Guaranteed), 0.00%, 2/15/19	1,160	1,115,943
Pennsylvania Economic Development Financing Authority, (Unemployment Compensation Revenue), 5.00%, 7/1/18	5,000	5,579,300
Pennsylvania Economic Development Financing Authority, (Unemployment Compensation Revenue), 5.00%, 1/1/20	875	1,000,108
Richardson, TX, 5.00%, 2/15/18	2,890	3,180,734
SCAGO Educational Facilities Corp. for Pickens School District, SC, 5.00%, 12/1/22	2,150	2,550,717
St. Tammany Parish Wide School District No. 12, LA, 4.00%, 3/1/21	1,070	1,201,161
Texas Public Finance Authority, 5.00%, 10/1/20	2,500	2,936,675
Utah, Series 2011A, 5.00%, 7/1/19	3,300	3,791,535
Washington, 5.00%, 8/1/21	5,000	5,955,100
Washington Suburban Sanitary District, MD, (Montgomery and Prince George’s Counties), 5.00%, 6/1/20	2,500	2,929,175
Wisconsin, 5.00%, 5/1/20	2,255	2,636,997
Wisconsin, 5.00%, 5/1/21	1,000	1,189,270

		$68,119,563

Security	Principal Amount (000’s omitted)	Value
Hospital — 5.8%
Allen County, OH, Hospital Facilities, (Catholic Health Partners), 5.00%, 9/1/20(1)	$6,500	$7,493,590
Middlesex County, NJ, 2.00%, 6/1/21	755	766,657

		$8,260,247

Lease Revenue/Certificates of Participation — 6.8%
Arizona School Facilities Board, 5.00%, 9/1/20	$2,900	$3,377,514
California Public Works Board, 5.00%, 9/1/20	4,470	5,242,371
Orange County, FL, School Board, 5.00%, 8/1/16	500	519,470
Orange County, FL, School Board, 5.00%, 8/1/19	500	573,140

		$9,712,495

Transportation — 8.9%
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 5.25%, 7/1/21	$1,350	$1,634,256
New York State Thruway Authority, 5.00%, 4/1/18(1)	10,000	11,066,400

		$12,700,656

Water and Sewer — 6.5%
Charlotte, NC, Water and Sewer Revenue, 5.00%, 7/1/22	$1,810	$2,195,331
Honolulu City and County, HI, Wastewater System Revenue, 5.00%, 7/1/22	2,985	3,366,543
Massachusetts Water Pollution Abatement Trust, 4.00%, 8/1/17	1,860	1,978,110
Seattle, WA, Solid Waste Revenue, 5.00%, 8/1/21	1,415	1,680,086

		$9,220,070

Total Tax-Exempt Municipal Securities — 89.9% (identified cost $123,971,114)		$128,087,900

Taxable Municipal Securities — 8.6%

Security	Principal Amount (000’s omitted)	Value
Education — 5.4%
University of California, 3.154%, 5/15/21	$2,395	$2,570,793
University of North Carolina at Chapel Hill, 0.759%, 12/1/16	1,255	1,258,150
University of North Carolina at Chapel Hill, 1.317%, 12/1/17	625	632,469
University of North Carolina at Chapel Hill, 1.798%, 12/1/18	1,540	1,578,069
University of North Carolina at Chapel Hill, 2.098%, 12/1/19	1,135	1,165,554
University of North Carolina at Chapel Hill, 2.355%, 12/1/20	500	515,590

		$7,720,625

General Obligations — 3.2%
Los Angeles, CA, Community College District, 1.758%, 8/1/18	$1,940	$1,975,793
Olentangy, OH, Local School District, Series A, 5.00%, 12/1/18	1,000	1,116,970
Olentangy, OH, Local School District, Series A, 5.00%, 12/1/19	1,200	1,367,364

		$4,460,127

Total Taxable Municipal Securities — 8.6% (identified cost $11,903,060)		$12,180,752

Call Options Purchased — 0.0%(2)

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	122	$2,095	10/2/15	$305
S&P 500 Index	121	2,120	10/9/15	302
S&P 500 Index	119	2,125	10/16/15	892
S&P 500 Index	120	2,105	10/23/15	24,000
S&P 500 Index FLEX	121	2,115	10/5/15	4
S&P 500 Index FLEX	121	2,135	10/7/15	19
S&P 500 Index FLEX	122	2,115	10/12/15	572
S&P 500 Index FLEX	120	2,145	10/14/15	372
S&P 500 Index FLEX	121	2,125	10/19/15	2,382
S&P 500 Index FLEX	121	2,105	10/21/15	5,661
S&P 500 Index FLEX	123	2,085	10/26/15	16,807
S&P 500 Index FLEX	123	2,085	10/28/15	11,523

Total Call Options Purchased (identified cost $94,197)				$62,839

Put Options Purchased — 0.2%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	122	$1,670	10/2/15	$1,220
S&P 500 Index	121	1,705	10/9/15	10,285
S&P 500 Index	119	1,750	10/16/15	42,840
S&P 500 Index	120	1,720	10/23/15	58,200
S&P 500 Index FLEX	121	1,700	10/5/15	421
S&P 500 Index FLEX	121	1,730	10/7/15	4,484
S&P 500 Index FLEX	122	1,705	10/12/15	11,138
S&P 500 Index FLEX	120	1,755	10/14/15	36,032
S&P 500 Index FLEX	121	1,735	10/19/15	48,604
S&P 500 Index FLEX	121	1,715	10/21/15	45,953
S&P 500 Index FLEX	123	1,665	10/26/15	41,287
S&P 500 Index FLEX	123	1,675	10/28/15	54,101

Total Put Options Purchased (identified cost $717,207)				$354,565

Short-Term Investments — 0.6%

Description			Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.23%(3)			$820	$819,804

Total Short-Term Investments — 0.6% (identified cost $819,804)				$819,804

Total Investments — 99.3% (identified cost $137,505,382)				$141,505,860

Call Options Written — (0.4)%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	122	$2,000	10/2/15	$(915)
S&P 500 Index	121	2,025	10/9/15	(6,958)
S&P 500 Index	119	2,030	10/16/15	(30,345)
S&P 500 Index	120	2,010	10/23/15	(62,400)
S&P 500 Index FLEX	121	2,020	10/5/15	(2,033)
S&P 500 Index FLEX	121	2,040	10/7/15	(2,224)
S&P 500 Index FLEX	122	2,020	10/12/15	(20,251)
S&P 500 Index FLEX	120	2,050	10/14/15	(9,649)
S&P 500 Index FLEX	121	2,030	10/19/15	(35,497)
S&P 500 Index FLEX	121	2,010	10/21/15	(71,638)
S&P 500 Index FLEX	123	1,990	10/26/15	(150,989)
S&P 500 Index FLEX	123	1,990	10/28/15	(136,468)

Total Call Options Written — (0.4)% (premiums received $1,615,983)				$(529,367)

Put Options Written — (0.8)%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	122	$1,765	10/2/15	$(4,880)
S&P 500 Index	121	1,800	10/9/15	(45,980)
S&P 500 Index	119	1,845	10/16/15	(168,980)
S&P 500 Index	120	1,815	10/23/15	(172,800)
S&P 500 Index FLEX	121	1,795	10/5/15	(9,075)
S&P 500 Index FLEX	121	1,825	10/7/15	(42,110)
S&P 500 Index FLEX	122	1,800	10/12/15	(58,261)
S&P 500 Index FLEX	120	1,850	10/14/15	(151,672)
S&P 500 Index FLEX	121	1,830	10/19/15	(160,294)
S&P 500 Index FLEX	121	1,810	10/21/15	(141,713)
S&P 500 Index FLEX	123	1,760	10/26/15	(111,741)
S&P 500 Index FLEX	123	1,770	10/28/15	(143,709)

Total Put Options Written — (0.8)% (premiums received $1,682,353)				$(1,211,215)

Other Assets, Less Liabilities — 1.9%				$2,717,440

Net Assets — 100.0%				$142,482,718

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

FLEX	-	FLexible EXchange traded option, representing a customized option contract with negotiated contract terms.

PSF	-	Permanent School Fund

At September 30, 2015, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

California	13.2%
Others, representing less than 10% individually	85.3%

(1)	Security (or a portion thereof) has been pledged as collateral for written option contracts.

(2)	Amount is less than 0.05%.

(3)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2015 was $8,204.

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$136,971,187

Gross unrealized appreciation	$4,979,285
Gross unrealized depreciation	(444,612)

Net unrealized appreciation	$4,534,673

Written options activity for the fiscal year to date ended September 30, 2015 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	2,790	$2,314,180
Options written	27,772	24,167,588
Options terminated in closing purchase transactions	(2,285)	(1,927,308)
Options expired	(25,369)	(21,256,124)

Outstanding, end of period	2,908	$3,298,336

At September 30, 2015, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund enters into a series of S&P 500 written call and put option spread transactions to enhance return while limiting any potential loss. A written call option spread on a stock index consists of selling call options on the index and buying an equal number of call options on the same index and with the same expiration, but with a higher exercise price. A written put option spread on a stock index consists of selling put options on an index and buying an equal number of put options on the same index and with the same expiration, but with a lower exercise price. Any net premiums received are reduced by the premiums paid on the purchased options. The risk of loss if written options expire in the money is limited to the difference in exercise price of the written and purchased option positions. The Fund’s use of option spreads rather than stand alone options, staggering roll dates across the option position portfolio, and utilizing exchange-traded options guaranteed by the Options Clearing Corporation, a market clearinghouse, serve to mitigate risk in its option strategy.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk at September 30, 2015 was as follows:

	Fair Value
Derivative	Asset Derivative	Liability Derivative
Purchased options	$417,404	$—
Written options	—	(1,740,582)

Total	$417,404	$(1,740,582)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2015, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$128,087,900	$—	$128,087,900
Taxable Municipal Securities	—	12,180,752	—	12,180,752
Call Options Purchased	25,499	37,340	—	62,839
Put Options Purchased	112,545	242,020	—	354,565
Short-Term Investments	—	819,804	—	819,804
Total Investments	$138,044	$141,367,816	$—	$141,505,860

Liability Description
Call Options Written	$(100,618)	$(428,749)	$—	$(529,367)
Put Options Written	(392,640)	(818,575)	—	(1,211,215)
Total	$(493,258)	$(1,247,324)	$—	$(1,740,582)

The Fund held no investments or other financial instruments as of December 31, 2014 whose fair value was determined using Level 3 inputs. At September 30, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Advantaged Bond and Option Strategies Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	November 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	November 23, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	November 23, 2015